Lease Commitments - Additional Information (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2017 USD ($) a	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
Capital lease obligations					$ 3,000,000
Sale-leaseback transaction lease term					At the end of each lease term, the leases automatically renewed for twelve additional months at the current monthly rate.
Term of Contract					5 years
Amounts charged to expense under operating leases			$ 239,428	$ 165,045	$ 885,602	$ 323,175
Lessee Leasing Arrangements Capital Leases Term Of Contract					5 years
Number Of Operating Lease Agreement					2
Number Of Operating Lease Renewal Options					2
Number Of Sale Leaseback Transaction Agreement					2
Equipment [Member]
Operating Leased Assets [Line Items]
Capital lease obligations	$ 80,138
Capital Lease Obligations Monthly Rental Payments	$ 1,543
Lessee Leasing Arrangements Capital Leases Term Of Contract	5 years
Research And Development Equipment [Member]
Operating Leased Assets [Line Items]
Capital lease obligations	$ 75,000
Capital Lease Obligations Monthly Rental Payments	$ 1,444
Lessee Leasing Arrangements Capital Leases Term Of Contract	60 months
Capital Lease Agreement Entering Date	2016-07
Capital Leased Assets, Gross	$ 75,000
Second Agreement
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement date			April 2014		April 2014
Proceeds from sale leaseback		$ 1,500,000			$ 1,500,000
Sale-leaseback transaction renewal period			24 months		24 months
Sale-leaseback transaction monthly payments			$ 64,665		$ 64,665
Amortizing of capital lease			36 months		36 months
Sale-leaseback transaction lease term			At the end of each lease term, the leases shall automatically renew for twelve additional months unless certain conditions are m
First Agreement
Operating Leased Assets [Line Items]
Sale-leaseback transaction agreement date			November 2013		November 2013
Proceeds from sale leaseback			$ 2,500,000		$ 2,500,000
Sale-leaseback transaction renewal period			36 months		36 months
Sale-leaseback transaction monthly payments			$ 74,875		$ 74,875
Amortizing of capital lease			48 months		48 months
Manufacturing and Lab Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space			33,000		33,000
Operating Leases Monthly Base Rent Expense			$ 25,926		$ 25,926
Lease Expiration Date			Apr. 30, 2017		Apr. 30, 2017
Renewal Term					3 years
Office Space Lease
Operating Leased Assets [Line Items]
Area Of Leased Space			35,540		35,540
Aggregate lease, base			$ 3,454,611		$ 3,454,611
Term of Contract					69 years